ASSET RETIREMENT OBLIGATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Fair value of liability for asset retirement obligation			$ 101,250